PROPERTY, EQUIPMENT AND SOFTWARE	6 Months Ended
Jun. 30, 2023
PROPERTY, EQUIPMENT AND SOFTWARE
PROPERTY, EQUIPMENT AND SOFTWARE

4. PROPERTY, EQUIPMENT AND SOFTWARE

Property, equipment and software consist of the following:

	As of December 31,	As of June 30,
	2022	2023
	RMB	RMB	US$
			(Note 2)
Machinery and laboratory equipment	138,049	143,845	19,837
Leasehold improvements	101,048	102,950	14,197
Computer Software	10,417	10,716	1,478
Construction in progress	283	228	31
Others	6,890	7,054	973
Total property, equipment and software	256,687	264,793	36,516
Less: accumulated depreciation and amortization	(133,561)	(158,095)	(21,802)
Property, equipment and software, net	123,126	106,698	14,714

Depreciation and amortization expenses recognized for six months ended June 30, 2022 and 2023 were RMB33,859 and RMB25,631, respectively.